Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of the movements in long and short term provisions [Table Text Block]

(Million euro)	LITIGATION AND TAXES	REPLACEMENTS AND UPGRADES, IFRIC 12	OTHER LONG- TERM RISKS	TOTAL NON-CURRENT PROVISIONS	SHORT-TERM PROVISIONS	TOTAL
Balance at December 31,2023	156	86	26	268	1,011	1,279
Scope changes and transfers	(3)	17	(2)	13	1	14
Charges:	41	42	1	85	297	382
Operating profit/(loss)	38	5	1	44	295	339
Net financial income/(expense)	—	—	—	—	2	2
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	—	—	—	—	—	—
Fixed asset depreciation	3	37	—	40	—	40
Reversals:	(8)	—	1	(8)	(252)	(260)
Operating profit/(loss)	(4)	—	1	(4)	(252)	(256)
Net financial income/(expense)	—	—	—	—	—	—
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	(4)	—	—	(4)	—	(4)
Fixed asset depreciation	—	—	—	—	—	—
Applications	(6)	(7)	—	(13)	(114)	(128)
Foreign exchange differences	1	7	—	9	15	24
Balance at December 31, 2024	182	145	26	353	958	1,311